STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (Parenthetical)	Dec. 31, 2015 USD ($) shares
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
Units transferred from Class A to Class II | shares	399,447
Units transferred from Class C to Class II | shares	1,073,617
Transfers from Class A to Class II	$ 442,867
Transfers from Class C to Class II	1,141,362
Transfers from Class A and Class C to Class II	$ 1,584,229